Investment Portfolio - March 31, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS - 91.1%
ALABAMA - 0.4%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	$1,031,223
ALASKA - 0.7%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	793,771
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	1,021,014
		1,814,785
ARIZONA - 0.5%
Mesa, Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2024	1,200,000	1,235,508
CALIFORNIA - 0.6%
California, G.O. Bond, 5.000%, 8/1/2025	1,410,000	1,491,733
COLORADO - 0.7%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	856,655
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,080,819
		1,937,474
DISTRICT OF COLUMBIA - 3.1%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,414,006
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,297,768
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,272,748
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	2,152,278
District of Columbia Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,102,614
		8,239,414
FLORIDA - 7.4%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,428,315
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%, 7/1/2024	500,000	514,546
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	552,002
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	562,916
Florida
Series A, G.O. Bond, 5.000%, 6/1/2025	1,857,000	1,959,426
Series B, G.O. Bond, 5.000%, 6/1/2024	930,000	957,750
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	$501,727
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	1,141,497
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,124,293
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,140,225
Miami-Dade County, Water & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 10/1/2028	2,000,000	2,259,586
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	705,900
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL, 5.250%, 9/1/2023	500,000	505,168
School District of Broward County, School Impt., G.O. Bond, 5.000%, 7/1/2032	1,895,000	2,248,889
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,116,115
		19,718,355
GEORGIA - 2.6%
Atlanta, Series A-1, G.O. Bond, 5.000%, 12/1/2042	800,000	912,713
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	5,000,000	6,050,939
		6,963,652
HAWAII - 1.8%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,201,548
Hawaii
Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,597,631
Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	461,400
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	557,090
		4,817,669
ILLINOIS - 3.1%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond, 3.000%, 12/1/2023	625,000	626,773
Illinois, Public Impt., Series A, G.O. Bond, 5.000%, 11/1/2024	1,800,000	1,854,650
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,082,568
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	769,301
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,101,989

Investment Portfolio - March 31, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS (continued)
Illinois State Toll Highway Authority (continued)
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	$1,735,873
		8,171,154
INDIANA - 0.4%
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,091,199
IOWA - 0.6%
Des Moines, Stormwater Utility, Public Impt., Series B, Revenue Bond, 5.000%, 6/1/2031	865,000	1,016,922
Johnston, Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	520,000	521,948
		1,538,870
KANSAS - 0.8%
Topeka, Series A, G.O. Bond, 4.000%, 8/15/2024	1,440,000	1,467,534
Wichita, Water & Sewer Utility, Series A, Revenue Bond, 5.000%, 10/1/2024	500,000	517,196
		1,984,730
KENTUCKY - 1.6%
Kentucky Municipal Power Agency, Series A, Revenue Bond, NATL, 5.000%, 9/1/2024	1,355,000	1,382,380
Louisville/Jefferson County Metropolitan Government, Public Impt., G.O. Bond, 4.900%, 11/15/2023	2,760,000	2,754,457
		4,136,837
LOUISIANA - 0.3%
New Orleans
Sewer Impt., Revenue Bond, 5.000%, 6/1/2023	300,000	300,837
Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	541,240
		842,077
MAINE - 0.5%
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	748,282
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	640,613
		1,388,895
MARYLAND - 4.8%
Baltimore County, G.O. Bond, 5.000%, 8/1/2028	1,000,000	1,138,500
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2028	905,000	1,030,879
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,976,726
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,163,207
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
MARYLAND (continued)
Maryland (continued)
Series B, G.O. Bond, 5.000%, 8/1/2025	1,000,000	$1,058,258
Maryland Health & Higher Educational Facilities Authority, Prerefunded Balance, Revenue Bond, 5.000%, 7/1/2030	1,010,000	1,066,135
Prince George’s County, Public Impt., Series A, G.O. Bond, 5.000%, 7/15/2028	1,135,000	1,290,134
		12,723,839
MASSACHUSETTS - 4.0%
Commonwealth of Massachusetts
Series B, G.O. Bond, 5.000%, 7/1/2029	775,000	901,708
Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,578,416
Massachusetts
Public Impt., Series D, G.O. Bond, 5.000%, 4/1/2026	1,095,000	1,179,563
Series B, G.O. Bond, 5.000%, 7/1/2024	410,000	422,261
The Massachusetts Clean Water Trust, Water Utility Impt., Revenue Bond, 5.000%, 2/1/2030	2,100,000	2,478,122
		10,560,070
MINNESOTA - 0.4%
Minnesota, Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	1,091,154
MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	461,753
MISSOURI - 1.7%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	552,425
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	1,757,584
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	769,889
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,519,395
		4,599,293
NEBRASKA - 1.9%
Lincoln Electric System Revenue, Series A, Prerefunded Balance, Revenue Bond, 5.000%, 9/1/2030	1,000,000	1,058,478
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	739,542
Omaha Public Power District
Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,113,043

Investment Portfolio - March 31, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA (continued)
Omaha Public Power District (continued)
Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	$2,235,657
		5,146,720
NEVADA - 0.5%
Washoe County School District, School Impt., Series A, G.O. Bond, 5.000%, 10/1/2025	1,230,000	1,301,094
NEW JERSEY - 1.2%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	769,511
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	836,228
New Jersey Transportation Trust Fund Authority, Transit Impt., Series AA, Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,506,235
		3,111,974
NEW MEXICO - 0.7%
Albuquerque, Series D, G.O. Bond, 5.000%, 7/1/2025	1,000,000	1,054,048
Bernalillo County, Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 8/15/2024	785,000	801,398
		1,855,446
NEW YORK - 12.1%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,020,945
New York, Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,605,630
New York City
Public Impt., Subseries F-3, G.O. Bond, 5.000%, 12/1/2024	825,000	859,301
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,779,147
Series D, G.O. Bond, 1.216%, 8/1/2026	1,200,000	1,080,869
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	2,069,272
Series J, G.O. Bond, 5.000%, 8/1/2023	950,000	957,492
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,763,461
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,855,838
New York City Transitional Finance Authority, Building Aid, Series S-4A, Prerefunded Balance, Revenue Bond, 5.000%, 7/15/2023	645,000	649,091
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 3.650%, 11/1/2024	635,000	625,243
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York State Dormitory Authority
School Impt., Series E, Revenue Bond, AGM, 5.000%, 10/1/2025	860,000	$869,757
Series C, Prerefunded Balance, Revenue Bond, 0.887%, 3/15/2025	950,000	891,345
Series C, Prerefunded Balance, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,010,457
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,401,235
New York State Urban Development Corp.
Correctional Facility Impt, Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,824,723
Economic Impt., Correctional Facility Impt, Series B, Revenue Bond, 2.020%, 3/15/2024	475,000	462,507
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,384,776
		32,111,089
NORTH CAROLINA - 2.9%
Charlotte, Water & Sewer System, Revenue Bond, 5.000%, 7/1/2024	1,235,000	1,272,662
Mecklenburg County, School Impt., G.O. Bond, 5.000%, 3/1/2030	3,675,000	4,316,208
North Carolina Turnpike Authority, Highway Impt., Prerefunded Balance, Revenue Bond, 5.000%, 2/1/2024	1,500,000	1,526,447
Raleigh, Series A, G.O. Bond, 5.000%, 9/1/2023	700,000	706,723
		7,822,040
NORTH DAKOTA - 2.0%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	2,581,329
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,703,427
		5,284,756
OHIO - 3.5%
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,228,245
Cincinnati, Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 12/1/2032	1,410,000	1,686,220
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	1,130,046
Mason
Recreational Facility Impt., Series A, G.O. Bond, 3.000%, 12/1/2023	595,000	596,735
Recreational Facility Impt., Series B, G.O. Bond, 2.000%, 12/1/2023	680,000	677,576

Investment Portfolio - March 31, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Ohio
Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	$2,122,967
Series A, G.O. Bond, 5.000%, 6/15/2028	500,000	567,063
Series A, G.O. Bond, 5.000%, 6/15/2029	1,000,000	1,158,339
		9,167,191
OREGON - 0.5%
Metro, Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	825,000	826,469
Oregon, Public Impt., Series K, G.O. Bond, 5.000%, 8/1/2023	575,000	579,439
		1,405,908
PENNSYLVANIA - 2.5%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	848,798
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	959,841
Highway Impt., Series A-1, Revenue Bond, 5.000%, 12/1/2023	1,200,000	1,217,118
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	630,357
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,685,365
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	347,921
		6,689,400
SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	939,006
TENNESSEE - 3.2%
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029	1,015,000	1,121,183
Knoxville Electric System Revenue, Series FF, Revenue Bond, 5.000%, 7/1/2023	800,000	800,901
Knoxville, Wastewater System, Sewer Impt., Series A, Revenue Bond, 5.000%, 4/1/2032	2,500,000	3,034,023
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	600,170
Putnam County, G.O. Bond, 5.000%, 4/1/2025	500,000	524,708
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,366,950
Sullivan County, Correctional Facility Impt, G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,104,382
		8,552,317
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
TEXAS - 9.8%
Central Texas Turnpike System, Series C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	$1,502,001
Cypress-Fairbanks Independent School District, School Impt., Series A, G.O. Bond, 5.000%, 2/15/2028	2,250,000	2,527,508
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,958,338
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond, 5.000%, 8/15/2023	600,000	605,181
Houston, Combined Utility System
Series A, Revenue Bond, 5.000%, 11/15/2031	1,140,000	1,371,279
Series C, Revenue Bond, 5.000%, 5/15/2024	1,005,000	1,030,516
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,616,116
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,668,233
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2026	500,000	507,739
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,136,549
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	1,047,377
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,209,251
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,643,711
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	205,594
Revenue Bond, 5.000%, 12/15/2027	600,000	619,843
Revenue Bond, 5.000%, 12/15/2028	250,000	259,396
Texas Water Development Board
Water Utility Impt., Revenue Bond, 5.000%, 10/15/2025	1,000,000	1,062,512
Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/15/2025	1,845,000	1,960,796
		25,931,940
UTAH - 0.3%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	898,777
VIRGINIA - 3.9%
Fairfax County
Public Impt., Series A, Prerefunded Balance, G.O. Bond, 5.000%, 10/1/2035	3,580,000	3,848,959
Series B, G.O. Bond, 5.000%, 10/1/2024	5,855,000	6,064,924

Investment Portfolio - March 31, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
VIRGINIA (continued)
Richmond, Public Utility, Series B, Revenue Bond, 2.086%, 1/15/2025	515,000	$492,369
		10,406,252
WASHINGTON - 7.6%
King, Sewer County, Revenue Bond, 5.000%, 7/1/2035	2,050,000	2,230,897
Seattle, Municipal Light & Power, Revenue Bond, 5.000%, 7/1/2041	1,040,000	1,183,420
Seattle, Water System, Water Utility Impt., Revenue Bond, 5.000%, 9/1/2025	3,000,000	3,175,316
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,132,537
Washington
School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,127,384
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,927,155
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	4,282,261
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,222,614
		20,281,584
WEST VIRGINIA - 0.7%
West Virginia, Series A, G.O. Bond, 5.000%, 6/1/2025	1,860,000	1,961,653
WISCONSIN - 1.2%
Mid-St. Technical College District, G.O. Bond, 2.000%, 3/1/2024	600,000	594,938
Milwaukee Metropolitan Sewerage District, Sewer Impt., Series A, G.O. Bond, 4.000%, 10/1/2026	1,900,000	2,010,049
Western Technical College District, Series A, G.O. Bond, 3.000%, 4/1/2025	600,000	605,083
		3,210,070
TOTAL MUNICIPAL BONDS (Identified Cost $247,574,836)		241,916,901

MUTUAL FUND - 2.5%
iShares National Muni Bond ETF
(Identified Cost $7,083,057)	62,191	6,700,458

U.S. TREASURY SECURITIES - 2.2%

U.S. Treasury Notes - 2.2%
U.S. Treasury Note
0.125%, 1/15/2024	1,000,000	964,727
0.875%, 1/31/2024	1,000,000	968,398
2.25%, 1/31/2024	1,000,000	979,570
2.50%, 1/31/2024	1,000,000	981,758
0.125%, 2/15/2024	1,000,000	960,977

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
2.75%, 2/15/2024	1,000,000	$983,008

TOTAL U.S. TREASURY SECURITIES (Identified Cost $5,838,096)		5,838,438

U.S. GOVERNMENT SECURITIES - 2.2%

U.S. Treasury Bills - 2.2%
U.S. Treasury Bill
4.969%, 8/17/2023[2]	1,000,000	982,328
5.029%, 8/24/2023[2]	1,000,000	981,315
5.058%, 8/31/2023[2]	1,000,000	980,563
4.879%, 9/7/2023[2]	1,000,000	979,711
4.948%, 1/25/2024[2]	1,000,000	963,663
5.058%, 2/22/2024[2]	1,000,000	960,009

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,836,679)		5,847,589

SHORT-TERM INVESTMENT - 1.0%
Dreyfus Government Cash Management, Institutional Shares, 4.71%[3]
(Identified Cost $2,613,635)	2,613,635	2,613,635

TOTAL INVESTMENTS - 99.0% (Identified Cost $268,946,303)		262,917,021
OTHER ASSETS, LESS LIABILITIES - 1.0%		2,746,197
NET ASSETS - 100.0%		$265,663,218

Investment Portfolio - March 31, 2023

(unaudited)

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Represents the annualized yield at time of purchase.

3Rate shown is the current yield as of March 31, 2023.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$241,916,901	$—	$241,916,901	$—
U.S. Treasury and other U.S. Government agencies	11,686,027	—	11,686,027	—
Mutual fund	6,700,458	6,700,458	—	—
Short-Term Investment	2,613,635	2,613,635	—	—
Total assets	$262,917,021	$9,314,093	$253,602,928	$—

There were no Level 3 securities held by the Series as of December 31, 2022 or March 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.